SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES (Details) (Parenthetical) - SGD ($)		Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Rental deposit			$ 569,252
Security deposit	[1]	$ 830,220	933,041
LRS-Premium Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Security deposit		$ 778,000	$ 878,000

[1]	This amount includes security deposit paid to a related party, LRS- Premium Pte. Ltd. for the security deposit paid for the rental of Central Kitchen and rental of equipment. (2023: S$878,000; 2024: S$778,000)